Income Tax - Summary of Income Before Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	$ 4,074,467	$ 29,360,569	$ 20,504,986
British Virgin Islands (B.V.I)
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	(976)	(382)	22,887,838
UAE
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	63,056,081	27,663,586	(3,331,781)
PRC, excluding HK S.A.R.
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	(57,038,284)	2,142,160	845,644
HK S.A.R.
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	65,233	(85,436)	(619)
Cayman Islands
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	$ (2,007,587)	$ (359,359)	$ 103,904